Derivative Financial Instruments (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Disclosure of Fair Value of Financial Instruments
	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
Current assets
Forward exchange contracts	220	-

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
Current liabilities
Forward exchange contracts	-	4,188

Bendon Limited [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Disclosure of Fair Value of Financial Instruments

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Current assets
Forward exchange contracts	-	-	-	2,289

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Current liabilities
Foreign exchange contracts	2,087	4,188	5,531	1